Towd Point Mortgage Trust 2024-2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2024-2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of Westcor Land Title Insurance Company (“Westcor”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

Westcor Redacted Loan ID
487
66
517
567
300
403